Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation
15.	Share-based compensation

On October 8, 2016, Canaan Chaoxin, which was a holding company controlled by the controlling shareholders, established of 2016 Equity Incentive Plan (the “2016 Plan”) with the purpose of which is to provide share options for employees contributing to the Company. On October 8, 2016, Canaan Chaoxin granted 39,600,000 share options to Company’s employees at an exercise price of RMB0.023 per share under the 2016 Plan. The vesting period was from October 2016 to May 2017 and the exercise period was from June 2017 to July 2017.

On November 22, 2017, Canaan Chaoxin approved the establishment of 2017 Equity Incentive Plan (the “2017 Plan”) with the purpose of which is to provide restricted share units (“RSUs”) to its employees. In November 2017, Canaan Chaoxin granted 71,200,000 RSUs to Company’s employees at an exercise price of RMB0.015 per share under the 2017 Plan, among which, 39,170,000 RSUs are vested immediately on the grant day, 30,030,000 RSUs contain two or four service years of the employees and the remaining 2,000,000 RSUs shall be vested upon occurrence of IPO.

As part of the Reorganization in 2018, the Board of Directors of the Company approved the 2018 Equity Incentive Plan (the “2018 Plan”) on April 25, 2018, which assumed Canaan Chaoxin’s obligations and duties under the share awards granted by Canaan Chaoxin. As a result, the unvested RSUs granted by Canaan Chaoxin under 2017 Plan were replaced with RSUs of the Company. Such new RSUs replaced the RSUs granted under Canaan Chaoxin’s existing RSUs in its entirety by exchanging of the RSU granted by Canaan Chaoxin for the RSU of the Company while maintaining their respective terms and vesting schedules unchanged except for the addition of performance condition of IPO. This resulted in a probable to improbable (Type II) modification, and no incremental fair value would be recognized unless and until vesting of the award under the modified conditions becomes probable. Since this modification was not beneficial to its employees, no incremental value was resulting from the modification. The Group recognized compensation cost equal to the award’s original grant-date fair value when the original vesting conditions are satisfied, regardless of whether the modified IPO condition is satisfied.

On the same day, some employees who are under the 2016 Plan entered into share award replacement agreement (the “Replacement Agreement”) with the Company under which a total of 19,594,000 ordinary shares of the Company held by the employees became restricted and shall be vested upon IPO of the Company. In the event that the employees voluntarily and unilaterally terminates his employment/service contract with any group entities or his employment, the unvested restricted shares shall automatically lapse. Deferred share-based compensation was measured for the restricted shares using the estimated fair value of the Company's ordinary shares at the date of imposition of the restriction in April 2018, and the compensation cost for the restricted shares shall be recognized upon occurrence of IPO.

Upon completion of the Company’s IPO in November 2019, 2,000,000 RSUs with IPO condition and 16,000,000 restricted ordinary shares were immediately vested and related share-based compensation expenses amounted to RMB44,789 were recognized. Share-based compensation expenses related to the share awards granted to the employees amounted to approximately RMB95,525, RMB18,586 and RMB270,242 for the years ended December 31, 2017, 2018 and 2019, respectively.

(a)	Restricted share units

The following table summarizes the RSUs activity for the years ended December 31, 2017, 2018 and 2019:

	Number of shares	Weighted average grant date fair value
		RMB
Outstanding at January 1, 2017	—	—
Granted	71,200,000	1.56
Vested	(39,170,000)	1.57
Outstanding at December 31, 2017 and 2018	32,030,000	1.55
Forfeited	(2,368,461)	1.51
Vested	(13,928,205)	1.59
Outstanding at December 31, 2019	15,733,334	1.51

Based on fair value of the underlying ordinary share, the Group has used income approach involving applying appropriate discount rate to estimated cash flows that are based on earnings forecast and discount for lack of marketability to determine the fair value of the RSUs as of the grant date with assistance from an independent valuation firm.

For the certain RSUs granted to the employees before the Company’s IPO, the exercisability was dependent upon the Company’s IPO, and it was not probable that this performance condition could be achieved until the IPO was effective, no compensation expense relating to the RSUs with IPO condition was recorded for the years ended December 31, 2017 and 2018. For the year ended December 31, 2019, the Company recognized RMB3,783 as share based compensation expenses relating to 2,000,000 RSUs with IPO condition. As of December 31, 2019, there was RMB9,162 unrecognized compensation expense related to RSUs, which is expected to be recognized over a weighted-average period of 1.9 years.

(b)	Restricted ordinary shares

The following table summarizes the restricted ordinary shares activity under Replacement Agreement for the years ended December 31, 2018 and 2019:

	Number of shares	Weighted average grant date fair value
		RMB
Outstanding at January 1, 2018	—	—
Granted	19,594,000	2.56
Forfeited	(2,000,000)	2.56
Outstanding at December 31, 2018	17,594,000	2.56
Forfeited	(1,594,000)	2.56
Vested	(16,000,000)	2.56
Outstanding at December 31, 2019	—	—

The Group used income approach involving applying appropriate discount rates to estimated cash flows that are based on earnings forecast and discount for lack of marketability to determine the fair value of the restricted ordinary share at the date of imposition of the restriction in April 2018 with assistance from an independent valuation firm.

For the restricted ordinary shares granted to the employees before the Company’s IPO, the exercisability was dependent upon the Company’s IPO, and it was not probable that this performance condition could be achieved until the IPO was effective, no compensation expense relating to restricted ordinary shares was recorded for the years ended December 31, 2017 and 2018. For the year ended December 31, 2019, the Company recognized RMB41,006 as share based compensation expenses relating to 16,000,000 restricted ordinary shares.

(c)	Other share-based compensation

In May 2019, certain shareholders of the Company sold 233,217,776 ordinary shares in aggregate to certain existing shareholders and certain third party investors. Out of the total 233,217,776 shares transferred, 111,217,778 shares were purchased by existing shareholders who were also the employees of the Company. The net excess of appraised fair value of the ordinary shares (acquired by employee shareholders) over the considerations amounted to RMB213,135, which was charged to general and administrative expenses as share-based compensation costs for the year ended December 31, 2019.